CONSOLIDATED BALANCE SHEET - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	¥ 87,559	¥ 60,438
Time deposits with financial institutions	100,498	67,614
Financial assets at fair value through profit or loss	1	3,319
Derivatives financial assets	12,528	837
Trade accounts receivable	35,587	54,375
Financial assets at fair value through other comprehensive income	8,735	8,661
Inventories	151,895	194,142
Prepaid expenses and other current assets	58,592	57,924
Total current assets	455,395	447,310
Non-current assets
Property, plant and equipment, net	589,247	625,692
Construction in progress	124,765	173,872
Right-of-use assets	266,368	267,937
Goodwill	8,620	8,697
Interest in associates	136,163	95,737
Interest in joint ventures	52,179	56,467
Financial assets at fair value through other comprehensive income	1,525	1,521
Deferred tax assets	25,054	17,616
Long-term prepayments and other assets	74,489	65,437
Total non-current assets	1,278,410	1,312,976
Total assets	1,733,805	1,760,286
Current liabilities
Short-term debts	23,769	40,521
Loans from Sinopec Group Company and fellow subsidiaries	5,264	43,289
Lease liabilities	15,292	15,198
Derivatives financial liabilities	4,826	2,729
Trade accounts payable and bills payable	161,656	200,023
Contract liabilities	126,160	126,833
Other payables	178,637	148,118
Income tax payable	6,586	3,267
Total current liabilities	522,190	579,978
Non-current liabilities
Long-term debts	72,037	49,208
Loans from Sinopec Group Company and fellow subsidiaries	11,778	9,626
Lease liabilities	172,306	177,674
Deferred tax liabilities	8,124	6,809
Provisions	45,552	43,163
Other long-term liabilities	18,960	16,524
Total non-current liabilities	328,757	303,004
Total liabilities	850,947	882,982
Equity
Share capital	121,071	121,071
Reserves	620,423	617,875
Total equity attributable to owners of the Company	741,494	738,946
Non-controlling interests	141,364	138,358
Total equity	882,858	877,304
Total liabilities and equity	¥ 1,733,805	¥ 1,760,286